UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Short-Term Corporate Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (the Fund) is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.32%	0.48%	18.70%	61.69%	—
Class B	–0.03	–0.28	14.60	51.55	—
Class C	0.08	–0.04	15.88	53.25	—
Class R	0.20	0.29	N/A	N/A	3.78% (5/17/04)
Class Z	0.34	0.73	20.30	N/A	59.45 (12/16/96)
Lehman Brothers 1–5 Year U.S. Credit Index[2]	0.65	1.06	25.20	75.91	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]	0.10	0.13	19.98	63.50	***

Average Annual Total Returns[4] as of 6/30/06
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–2.79%	2.81%	4.58%	—
Class B		–3.16	2.76	4.24	—
Class C		–1.00	2.99	4.36	—
Class R		0.29	N/A	N/A	1.76% (5/17/04)
Class Z		0.73	3.77	N/A	5.01 (12/16/96)
Lehman Brothers 1–5 Year U.S. Credit Index[2]		1.06	4.60	5.81	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]		0.13	3.70	5.03	***

Distributions and Yields as of 6/30/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	4.75%
Class B	$0.20	4.16
Class C	$0.21	4.42
Class R	$0.23	5.31
Class Z	$0.25	5.16

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than ten calendar years of returns.

2The Lehman Brothers 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 4.58% for Class R and 68.80% for Class Z. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual returns are 2.17% for Class R and 5.67% for Class Z.

3The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total returns are 4.02% for Class R and 57.36% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 1.91% for Class R and 4.88% for Class Z.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Lehman Brothers 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 6/30/06
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1.2%
Salomon Brothers Mortgage Securities, Inc., 6.168%, 02/13/10	1.2
General Elec. Capital Corp., 4.875%, 10/21/10	1.0
Daimler Chrysler North America Holding Inc., 4.05%, 06/04/08	1.0
General Motors Acceptance Corp., 6.125%, 02/01/07	1.0

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/06
US Government & Agency	0.1%
Aaa	10.3
Aa	13.5
A	25.5
Baa	45.2
Ba	3.0
Not Rated	1.9
Total Investments	99.5
Other assets in excess of liabilities	0.5
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Short-Term Bond Fund, Inc/Dryden Short-term Corporate Bond Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,003.20	0.92%	$4.57
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Class B	Actual	$1,000.00	$999.70	1.67%	$8.28
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class C	Actual	$1,000.00	$1,000.80	1.42%	$7.04
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

Class R	Actual	$1,000.00	$1,002.00	1.17%	$5.81
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

Class Z	Actual	$1,000.00	$1,003.40	0.67%	$3.33
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 88.1%

Asset Backed Securities 0.5%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A	Baa2	5.669%(b)	3/15/12	$430	$432,688
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A	Baa2	5.699(b)	2/15/12	310	311,194
First Franklin NIM Trust, Series 2006-FF4N, Class N1	A(c)	5.50	3/25/36	463	458,777
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M	Aa2	5.767(b)	2/20/34	75	75,559
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36	6/15/07	538	536,144

					1,814,362

Commercial Mortgage Backed Securities 7.5%
Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,678,585
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T14, Class A2	Aaa	4.17	1/12/41	850	820,174
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664	6/15/31	570	576,701
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.62	6/10/33	900	955,175
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,529,554
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	955,501
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	2,500	2,346,378
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.97	10/18/30	1,650	1,688,555

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128%	1/12/38	$1,550	$1,478,995
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,740,581
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,748,747
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.96	7/12/38	1,800	1,747,578
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,900	1,845,581
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	3,716	3,730,560

					23,842,665

CORPORATE BONDS 80.0%

Aerospace/Defense 0.9%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75	8/15/10	820	785,701
Northrop Grumman Corp., Gtd. Notes	Baa2	7.125	2/15/11	340	357,775
Raytheon Co.	Baa2	6.00	12/15/10	482	485,362
Raytheon Co.	Baa2	6.15	11/01/08	463	467,526
Raytheon Co., Senior Notes	Baa2	6.55	3/15/10	800	818,712

					2,915,076

Air Freight & Couriers 0.3%
FedEx Corp.	Baa2	3.50	4/01/09	1,000	944,818

Automotive 2.6%
DaimlerChrysler North America Holding, Inc.	A3	4.05	6/04/08	3,315	3,205,130
DaimlerChrysler North America Holding, Inc.	A3	4.875	6/15/10	260	248,534
DaimlerChrysler North America Holding, Inc.	A3	5.875	3/15/11	1,275	1,254,155
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	5.78(b)	9/10/07	980	982,863

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Equus Cayman Finance Ltd., Notes (Cayman Islands), 144A	Baa3	5.50%	9/12/08	$500	$492,377
Johnson Controls, Inc.	Baa1	5.25	1/15/11	1,195	1,164,522
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	926,911

					8,274,492

Banking 6.3%
Bank of America Corp., Sub. Notes	Aa2	4.50	8/01/10	2,400	2,301,415
Bank of America Corp., Sub. Notes	Aa3	7.80	2/15/10	1,000	1,067,824
Citigroup, Inc.	Aa1	3.625	2/09/09	2,870	2,733,325
Citigroup, Inc., Senior Notes	Aa1	4.125	2/22/10	1,185	1,126,623
Credit Suisse First Boston	Aa3	3.875	1/15/09	800	767,402
Credit Suisse First Boston	Aa3	4.875	8/15/10	1,615	1,565,339
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,680,323
ICICI Bank, Ltd., Notes (Singapore), 144A	Baa2	5.75	11/16/10	440	426,145
JP Morgan Chase & Co.	Aa3	5.18(b)	10/02/09	3,000	3,012,343
JP Morgan Chase & Co.	Aa3	5.60	6/01/11	1,525	1,513,941
JP Morgan Chase & Co., Sub. Notes	A1	6.75	2/01/11	500	519,695
MBNA America Bank	Aa1	4.625	8/03/09	445	432,659
PNC Funding Corp.	A3	6.125	2/15/09	400	404,115
Popular North America, Inc., Notes	A3	5.20	12/12/07	670	662,350
Wells Fargo & Co., Senior Notes	Aa1	4.20	1/15/10	1,815	1,734,450

					19,947,949

Brokerage 4.5%
Bear Stearns Cos., Inc.	A1	2.875	7/02/08	970	920,198
Bear Stearns Cos., Inc.	A1	4.55	6/23/10	820	786,425
Goldman Sachs Group, Inc.	Aa3	3.875	1/15/09	1,285	1,231,126
Goldman Sachs Group, Inc.	Aa3	4.125	1/15/08	160	156,575
Goldman Sachs Group, Inc.	Aa3	5.00	1/15/11	2,370	2,291,958
Goldman Sachs Group, Inc.	Aa3	6.60	1/15/12	800	825,647
Lehman Brothers Holdings, Inc.	A1	3.95	11/10/09	1,955	1,847,792
Lehman Brothers Holdings, Inc.	A1	4.25	1/27/10	435	413,266
Merrill Lynch & Co., Inc., Notes	Aa3	4.25	2/08/10	4,055	3,854,066
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,036,174
Morgan Stanley Dean Witter	Aa3	4.00	1/15/10	1,160	1,096,553

					14,459,780

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Building Materials & Construction 1.1%
American Standard, Inc.	Baa3	8.25%	6/01/09	$280	$295,365
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	160	167,060
DR Horton, Inc.	Baa3	5.00	1/15/09	1,000	972,369
Hanson PLC, Sr. Unsub. (United Kingdom)	Baa1	7.875	9/27/10	620	662,781
RPM International, Inc., Senior Notes	Baa3	4.45	10/15/09	830	790,689
Ryland Group, Inc., Senior Notes	Baa3	5.375	6/01/08	500	492,399

					3,380,663

Cable 2.0%
Comcast Cable Communications, Inc.	Baa2	6.20	11/15/08	800	807,922
Comcast Cable Communications, Inc.	Baa2	8.375	5/01/07	670	684,099
Comcast Cable Communications, Inc., Senior Notes	Baa2	6.75	1/30/11	700	722,350
Comcast Corp.	Baa2	5.45	11/15/10	1,145	1,126,651
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	559,600
Cox Communications, Inc.	Baa3	5.869(b)	12/14/07	830	834,005
Cox Communications, Inc.	Baa3	6.75	3/15/11	390	397,144
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	304,681
Cox Enterprises, 144A	Baa3	4.375	5/01/08	825	798,494

					6,234,946

Capital Goods 3.1%
Caterpillar Financial Services Corp.	A2	4.30	6/01/10	1,075	1,022,453
Caterpillar Financial Services Corp.	A2	4.35	3/04/09	335	324,237
Cooper Cameron Corp., Senior Notes	Baa1	2.65	4/15/07	830	806,784
ERAC USA Finance Co., 144A	Baa1	7.35	6/15/08	830	851,897
ERAC USA Finance Co., 144A	Baa1	8.00	1/15/11	180	194,474
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	5.30	11/15/08	185	182,568
Honeywell International, Inc.	A2	7.50	3/01/10	220	233,117
John Deere Capital Corp.	A3	4.875	3/16/09	740	725,491

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

John Deere Capital Corp., M.T.N.	A3	4.125%	1/15/10	$1,200	$1,139,457
Textron Financial Corp.	A3	4.60	5/03/10	895	859,903
Tyco International Group SA (Luxembourg)	Baa3	6.125	1/15/09	185	186,245
Tyco International Group SA (Luxembourg), Gtd. Notes	Baa3	6.75	2/15/11	830	856,353
United Technologies Corp., Senior Notes	A2	4.375	5/01/10	1,550	1,484,030
Waste Management, Inc., Senior Notes	Baa3	6.50	11/15/08	540	548,440
Whirlpool Corp.	Baa2	6.125	6/15/11	415	412,637

					9,828,086

Chemicals 1.9%
Dow Chemical Co.	A3	5.00	11/15/07	400	395,782
Dow Chemical Co.	A3	5.75	12/15/08	990	992,359
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375	12/01/08	1,300	1,254,585
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	997,732
Lubrizol Corp., Senior Notes	Baa3	4.625	10/01/09	500	481,419
Potash Corp. of Saskatchewan, Inc. (Canada)	Baa1	7.125	6/15/07	500	505,601
Praxair, Inc.	A3	6.625	10/15/07	500	505,566
Union Carbide Corp.	Ba2	6.70	4/01/09	800	805,037

					5,938,081

Consumer 0.9%
Aramark Services	Baa3	7.00	5/01/07	750	751,901
Cendant Corp., Senior Notes	Baa1	6.25	1/15/08	1,685	1,700,138
Fortune Brands Inc.	Baa2	5.125	1/15/11	555	531,548

					2,983,587

Electrical Utilities 5.4%
Alabama Power Co., Series HH	A2	5.10	2/01/11	835	814,077
Appalachian Power Co.	Baa2	3.60	5/15/08	750	721,247
Appalachian Power Co., Senior Notes	Baa2	4.40	6/01/10	1,000	947,000
Arizona Public Service Co.	Baa2	6.375	10/15/11	565	569,071
Consolidated Edison Co. of New York, Inc.,
Senior Notes	A1	4.70	6/15/09	660	643,010
Consumers Energy Co.	Baa3	4.25	4/15/08	1,000	971,961
Consumers Energy Co.	Baa3	4.40	8/15/09	710	678,565

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Dominion Resources, Inc.	Baa2	4.75%	12/15/10	$1,170	$1,116,735
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	508,417
DTE Energy Co.	Baa2	5.63	8/16/07	810	807,359
East Coast Power LLC, Senior Notes	Baa3	6.737	3/31/08	159	159,849
Empresa Nacional de Electricidad S.A., Bonds,
Ser. B (Chile)	Ba1	8.50	4/01/09	460	485,553
FirstEnergy Corp., Notes, Ser. B	Baa3	6.45	11/15/11	550	559,637
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,046,232
Pacific Gas & Electric Co.	Baa1	3.60	3/01/09	1,200	1,139,236
Pacific Gas & Electric Co.	Baa1	4.20	3/01/11	505	472,233
PacifiCorp., First Mortgage	A3	4.30	9/15/08	1,000	972,843
PPL Electric Utilities Corp.	A3	5.875	8/15/07	500	500,452
Progress Energy, Inc., Senior Notes	A2	4.50	6/01/10	705	674,309
Public Service Co. of Colorado, Collateral Trust,
Ser. 14	A3	4.375	10/01/08	1,100	1,069,202
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	715,539
Tampa Electric Co.	Baa2	5.375	8/15/07	1,100	1,093,435
Xcel Energy, Inc., Senior Notes	Baa1	3.40	7/01/08	620	591,532

					17,257,494

Energy—Other 1.3%
Burlington Resources Finance Co. (Canada)	A2	6.40	8/15/11	470	483,976
ConocoPhillips Co., Notes	A1	8.75	5/25/10	1,060	1,171,483
Delek & Avner Yam Tethys Ltd. (Israel), 144A(e) (cost: $430,150; purchased: 2/28/05)	Baa3	5.326	8/01/13	430	417,478
Ocean Energy, Inc.	Baa3	4.375	10/01/07	1,180	1,160,863
Valero Energy Corp., Senior Notes	Baa3	3.50	4/01/09	1,000	941,544

					4,175,344

Food & Beverage 4.7%
Anheuser-Busch Cos., Inc.	A1	5.125	10/01/08	143	141,623
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,447,014
Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/01/08	895	858,122
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	474,509

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Diageo Capital PLC (United Kingdom)	A3	3.375%	3/20/08	$1,385	$1,331,621
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	261,487
Fred Meyer, Inc.	Baa2	7.45	3/01/08	1,600	1,639,267
HJ Heinz Co., Notes, 144A	Baa1	6.428	12/01/20	530	538,475
Kellogg Co., Notes, Ser. B	Baa1	6.60	4/01/11	805	831,580
Kraft Foods, Inc.	A3	4.00	10/01/08	1,175	1,132,231
Kraft Foods, Inc., Notes	A3	5.25	6/01/07	1,400	1,391,536
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	1,000	970,900
Pepsiamercas, Inc.	Baa1	5.625	5/31/11	285	281,238
Sabmiller PLC, 144A (United Kingdom)	Baa1	6.20	7/01/11	650	653,595
Safeway, Inc.	Baa2	4.125	11/01/08	520	499,378
Safeway, Inc.	Baa2	4.95	8/16/10	780	744,662
Tricon Global Restaurants, Inc., Senior Notes	Baa2	7.65	5/15/08	500	515,289
Whitman Corp.	Baa1	6.375	5/01/09	895	908,074
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	367,535

					14,988,136

Foreign Government Bond 1.9%
Export-Import Bank of Korea (The) (South Korea), 144A	A3	4.125	2/10/09	1,530	1,464,661
Korea Development Bank, Notes (South Korea)	A3	4.75	7/20/09	1,210	1,173,629
Pemex Project Funding Master Trust	Baa1	7.875	2/01/09	1,070	1,110,125
Pemex Project Funding Master Trust	Baa1	8.50	2/15/08	750	780,000
Pemex Project Funding Master Trust	Baa1	8.85	9/15/07	950	979,925
Petrobras International Finance Co., Senior Notes (Cayman Islands)	A2	9.75	7/06/11	320	361,600
Petrobras International Finance Co., Senior Notes (Cayman Islands)	A2	9.875	5/09/08	300	318,000

					6,187,940

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 1.2%
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	7.125%	6/01/07	$1,920	$1,937,197
Intl. Speedway Corp.	Baa2	4.20	4/15/09	1,250	1,197,189
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/01/09	700	680,750

					3,815,136

Health Care & Pharmaceutical 4.8%
Abbott Laboratories	A1	5.60	5/15/11	1,400	1,392,251
Aetna, Inc.	A3	5.75	6/15/11	1,290	1,280,930
Anthem, Inc.	Baa1	3.50	9/01/07	510	495,585
Baxter Finco BV (Netherlands)	Baa1	4.75	10/15/10	830	797,530
Baxter International, Inc., Senior Unsec. Notes	Baa1	5.196	2/16/08	720	713,704
Boston Scientific Corp.	Baa3	6.00	6/15/11	1,320	1,302,209
Genentech, Inc.	A1	4.40	7/15/10	1,500	1,432,791
Hospira, Inc., Notes	Baa3	4.95	6/15/09	670	654,146
Medtronics, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,047,826
Quest Diagnostics, Inc.	Baa2	5.125	11/01/10	535	520,138
United Healthcare	A2	5.25	3/15/11	1,500	1,460,378
Wellpoint, Inc.	Baa1	5.00	1/15/11	1,330	1,281,000
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	1,000	953,824
Wyeth	Baa1	4.375	3/01/08	730	715,202
Wyeth	Baa1	6.95	3/15/11	1,125	1,173,602

					15,221,116

Insurance 2.8%
American International Group, 144A	Aa2	4.70	10/01/10	2,000	1,924,929
Chubb Corp.	A2	5.472	8/16/08	1,370	1,361,858
Hartford Financial Services Group, Inc.	A3	5.55	8/16/08	1,400	1,395,468
ING Security Life Institutional Funding, 144A	Aa3	4.25	1/15/10	1,100	1,054,489
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	482,269
Principal Life Income Funding Trust	Aa2	5.20	11/15/10	740	724,301
Travelers Property Casualty Corp., Senior Notes	A3	3.75	3/15/08	1,100	1,067,604
Unitrin Inc.	Baa1	5.75	7/01/07	910	906,059

					8,916,977

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Lodging 0.8%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75%	11/15/07	$1,155	$1,122,199
P & O Princess Cruises PLC	A3	7.30	6/01/07	440	445,091
Royal Caribbean Cruises Ltd., Senior Notes Liberia)	Ba1	8.00	5/15/10	1,000	1,045,497

					2,612,787

Media & Entertainment 1.5%
AMFM, Inc.	Baa3	8.00	11/01/08	820	852,554
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	904,649
Time Warner, Inc., Gtd. Notes	Baa2	6.75	4/15/11	1,375	1,409,660
Viacom Inc.	Baa3	6.625	5/15/11	810	831,326
Viacom Inc., 144A	Baa3	5.75	4/30/11	930	913,463

					4,911,652

Metals 0.5%
Alcan Aluminum Ltd. (Canada)	Baa1	6.25	11/01/08	815	823,657
BHP Billiton Finance USA Ltd. (Australia)	A1	5.00	12/15/10	825	802,399

					1,626,056

Non Captive Finance 8.7%
American Express Credit Corp.	Aa3	5.00	12/02/10	1,100	1,072,497
Berkshire Hathaway Finance Corp.	Aaa	4.125	1/15/10	1,100	1,046,521
Capital One Bank	A3	4.25	12/01/08	690	667,415
CIT Group, Inc.	A2	5.60	4/27/11	1,095	1,083,244
CIT Group, Inc., Senior Notes	A2	4.25	2/01/10	555	528,534
CIT Group, Inc., Senior Notes	A2	5.50	11/30/07	2,285	2,277,447
Countrywide Home Loans, Inc.	A3	4.125	9/15/09	500	475,499
Countrywide Home Loans, Inc.	A3	4.25	12/19/07	1,930	1,890,867
General Electric Capital Corp.	Aaa	3.75	12/15/09	1,600	1,505,594
General Electric Capital Corp.(a)	Aaa	4.00	6/15/09	1,100	1,052,714
General Electric Capital Corp.	Aaa	5.50	4/28/11	1,605	1,592,945
General Electric Capital Corp., M.T.N.	Aaa	4.875	10/21/10	3,325	3,229,665
Household Finance Corp.	Aa3	4.125	12/15/08	1,000	966,419
Household Finance Corp.	Aa3	4.125	11/16/09	1,300	1,237,296
HSBC Finance Corp.	Aa3	4.75	5/15/09	1,100	1,074,062
HSBC Finance Corp.	Aa3	4.75	4/15/10	1,265	1,220,161

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

HSBC Finance Corp., M.T.N.	Aa3	4.125%	3/11/08	$805	$785,905
International Lease Finance Corp.	A1	4.50	5/01/08	660	646,045
International Lease Finance Corp.	A1	4.75	7/01/09	700	680,848
International Lease Finance Corp.	A1	5.75	6/15/11	600	595,592
International Lease Finance Corp., Senior Notes	A1	5.00	4/15/10	860	835,177
International Lease Finance Corp., Unsub. Notes	A1	3.50	4/01/09	30	28,308
Residential Capital Corp.	Baa3	6.00	2/22/11	870	843,008
Residential Capital Corp., Senior Unsec. Notes	Baa3	6.375	6/30/10	1,010	996,255
SLM Corp., M.T.N.	A2	3.625	3/17/08	1,235	1,191,681

					27,523,699

Paper 0.4%
International Paper Co.	Baa3	4.25	1/15/09	740	711,169
Weyerhaeuser Co.	Baa2	5.95	11/01/08	640	640,509

					1,351,678

Pipelines & Other 1.9%
Atmos Energy Corp.	Baa3	5.443(b)	10/15/07	790	790,954
Atmos Energy Corp., Notes	Baa3	4.00	10/15/09	620	584,790
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,405,501
Enterprise Products Operating LP, Senior Notes	Baa3	4.00	10/15/07	750	729,734
Enterprise Products Operating LP, Senior Notes	Baa3	4.625	10/15/09	720	689,794
Kinder Morgan Finance (Canada)	Baa2	5.35	1/05/11	680	626,510
Oneok, Inc., Senior Unsec. Notes	Baa2	5.51	2/16/08	880	874,298
Sempra Energy, Senior Notes	Baa1	4.621	5/17/07	270	267,369

					5,968,950

Railroads 2.2%
Burlington Northern Santa Fe Corp.	Baa2	6.75	7/15/11	705	735,077
Canadian National Railway Co. (Canada)	A3	4.25	8/01/09	720	691,324

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CSX Corp.	Baa2	4.875%	11/01/09	$300	$291,554
CSX Corp.	Baa2	6.75	3/15/11	315	326,842
CSX Corp.	Baa2	7.45	5/01/07	1,100	1,114,627
Norfolk Southern Corp., Senior Notes	Baa1	6.00	4/30/08	1,700	1,707,455
Union Pacific Corp.	Baa2	5.75	10/15/07	700	700,005
Union Pacific Corp.	Baa2	6.65	1/15/11	500	517,021
Union Pacific Corp., M.T.N.	Baa2	6.79	11/09/07	1,000	1,012,921

					7,096,826

Real Estate Investment Trust 3.2%
Archstone-Smith Trust	Baa1	5.00	8/15/07	875	864,369
Brandywine Operating Partners	Baa3	5.75	4/01/12	585	572,594
BRE Properties, Inc., Senior Notes	Baa2	4.875	5/15/10	700	675,165
Duke Realty LP	Baa1	3.50	11/01/07	800	776,247
EOP Operating LP	Baa2	4.65	10/01/10	575	545,193
EOP Operating LP	Baa2	6.763	6/15/07	500	503,940
EOP Operating LP	Baa2	6.80	1/15/09	1,000	1,021,152
EOP Operating LP, Senior Notes	Baa2	6.75	2/15/08	700	709,750
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	472,277
ERP Operating LP	Baa1	4.75	6/15/09	650	632,763
IRT Property Co., Senior Notes	Baa3	7.25	8/15/07	370	376,650
Mack-Cali Realty LP, Notes	Baa2	7.25	3/15/09	785	806,494
Shurgard Storage Centers, Inc.	Baa3	7.625	4/25/07	750	751,600
Simon Property Group LP	Baa1	4.60	6/15/10	1,100	1,054,169
Simon Property Group LP	Baa1	5.75	5/01/12	390	384,210

					10,146,573

Retail 3.6%
Federated Department Stores, Inc., Senior Notes	Baa1	6.625	9/01/08	1,300	1,320,770
Gap, Inc. (The), Notes	Baa3	6.90	9/15/07	1,725	1,735,571
Home Depot, Inc. (The)	Aa3	5.20	3/01/11	1,895	1,860,441
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	308,552
JC Penney Co., Inc., Senior Unsec’d. Notes	Baa3	8.00	3/01/10	985	1,049,420
May Department Stores Co., Notes	Baa1	3.95	7/15/07	1,425	1,397,140
Target Corp., Senior Unsec. Notes	A2	7.50	8/15/10	1,000	1,068,545
Wal-Mart Stores, Inc.	Aa2	4.125	7/01/10	2,855	2,703,505

					11,443,944

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sovereign 1.0%
Republic of South Africa (South Africa)	Baa1	9.125%	5/19/09	$700	$750,750
United Mexican States (Mexico)	Baa1	9.875	2/01/10	2,225	2,503,125

					3,253,875

Technology 2.3%
Cisco Systems, Inc.	A1	5.25	2/22/11	610	598,686
Computer Assocs. International, Inc., Senior Notes, 144A	Ba1	5.25	12/01/09	1,150	1,095,853
Equifax, Inc., Notes	Baa1	4.95	11/01/07	290	285,662
First Data Corp., M.T.N.	A2	6.375	12/15/07	275	277,078
First Data Corp., Senior Notes	A2	4.50	6/15/10	1,000	955,391
Fiserv, Inc.	Baa2	4.00	4/15/08	650	627,834
Hewlett-Packard Co.	A3	5.50	7/01/07	500	499,011
Jabil Circuit, Inc., Senior Notes	Baa3	5.875	7/15/10	785	778,488
Motorola, Inc., Notes	Baa2	4.608	11/16/07	750	739,206
Motorola, Inc., Senior Notes	Baa2	8.00	11/01/11	425	465,999
Oracle Corp.	A3	5.00	1/15/11	1,135	1,095,361

					7,418,569

Telecommunications 8.2%
Alltel Corp.	A2	4.656	5/17/07	420	416,905
America Movil SA de CV (Mexico)	A3	5.735(b)	4/27/07	1,000	1,000,000
AT&T Corp., Senior Notes	A2	7.30	11/15/11	325	344,998
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50	5/01/07	400	405,595
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.875	3/01/11	505	543,947
BellSouth Corp., Notes	A2	4.20	9/15/09	1,545	1,472,935
British Telecom. PLC, Unsub. Notes (United Kingdom)	Baa1	7.00	5/23/07	950	958,803
CenturyTel Inc., Senior Notes	Baa2	4.628	5/15/07	1,000	989,136
Cox Communications	Baa3	4.625	1/15/10	725	691,545
Deutsche Telekom International Finance (Netherlands)	A3	3.875	7/22/08	1,210	1,169,477
Deutsche Telekom International Finance (Netherlands)	A3	8.00	6/15/10	1,890	2,029,047
GTE Corp.	Baa1	7.51	4/01/09	820	852,151

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Koninklijke (Royal) KPN NV, Senior Unsub. Notes (Netherlands)	Baa2	8.00%	10/01/10	$575	$609,889
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,187,571
Sprint Capital Corp.	Baa2	6.125	11/15/08	750	755,875
Sprint Capital Corp.	Baa2	6.375	5/01/09	590	599,243
Telecom Italia Capital SA (Luxembourg)	Baa2	4.00	11/15/08	1,500	1,438,934
Telecom Italia Capital SA (Luxembourg)	Baa2	4.00	1/15/10	650	608,254
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.75	9/15/10	2,265	2,402,815
TELUS Corp., Notes (Canada)	Baa2	7.50	6/01/07	1,488	1,509,777
Verizon Global Funding Corp.	A3	5.35	2/15/11	500	487,049
Verizon Global Funding Corp.	A3	6.125	6/15/07	3,000	3,011,042
Verizon Global Funding Corp.	A3	7.25	12/01/10	725	759,268
Vodafone Group PLC (United Kingdom)	A3	5.50	6/15/11	630	615,362
Vodafone Group PLC, Senior Notes (United Kingdom)	A3	7.75	2/15/10	750	792,695

					25,652,313

Tobacco
Altria Group, Inc.	Baa2	5.625	11/04/08	30	29,901

Total corporate bonds					254,506,444

U.S. TREASURY SECURITIES 0.1%
United States Treasury Notes		4.875	5/31/11	365	361,293

Total long-term investments (cost $287,952,166)					280,524,764

SHORT-TERM INVESTMENTS 11.4%

CORPORATE BONDS 9.5%

Automotive 1.0%
General Motors Acceptance Corp., Notes(a)	Ba1	6.125	2/01/07	3,205	3,191,795

Banking 0.3%
Washington Mutual, Inc., Senior Notes	A3	5.625	1/15/07	1,000	999,136

Building Materials & Construction 0.3%
Masco Corp., 144A	Baa1	5.532(b)	3/09/07	810	810,382

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Capital Goods 0.7%
Tyco International Group SA (Luxembourg)	Baa3	5.80%	8/01/06	$1,370	$1,370,339
Waste Management, Inc.	Baa3	7.00	10/15/06	1,000	1,003,413

					2,373,752

Commercial Services 0.4%
Cendant Corp., Notes	Baa1	6.875	8/15/06	1,430	1,431,596

Electrical Utilities 2.7%
Commonwealth Edison Co.	Baa2	7.625	1/15/07	1,000	1,008,337
Dominion Resources, Inc., Senior Notes	Baa2	3.66	11/15/06	790	784,081
Duke Capital LLC, Senior Notes	Baa2	4.331	11/16/06	750	746,718
Energy East Corp.	Baa2	5.75	11/15/06	1,000	999,719
FirstEnergy Corp., Notes, Ser. A	Baa3	5.50	11/15/06	1,500	1,498,219
FPL Group Capital, Inc.	A2	4.086	2/16/07	1,500	1,485,240
NiSource, Inc.	Baa3	3.628	11/01/06	900	893,331
TXU Corp., Notes	Ba1	4.446	11/16/06	1,000	994,024

					8,409,669

Energy—Other 0.3%
Burlington Resources Finance Co. (Canada)	A2	5.70	3/01/07	875	872,877

Foods 0.8%
General Mills, Inc.	Baa2	5.125	2/15/07	1,700	1,694,376
Kroger, Inc., Senior Notes	Baa2	8.15	7/15/06	1,000	1,000,996

					2,695,372

Media & Entertainment 1.7%
British Sky Broadcasting PLC, Gtd. Notes (United Kingdom)	Baa2	7.30	10/15/06	1,000	1,003,800
Clear Channel Communications, Inc., Senior Notes	Baa3	6.00	11/01/06	790	790,007
Liberty Media Corp., Senior Notes	Baa2	6.829(b)	9/17/06	751	752,577
Reed Elsevier Capital, Inc.	Baa1	6.125	8/01/06	800	800,394
Time Warner, Inc.	Baa2	8.11	8/15/06	1,000	1,002,440
Walt Disney Co., M.T.N.	A3	5.50	12/29/06	925	925,067

					5,274,285

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Paper 0.1%
Weyerhaeuser Co.	Baa2	6.125%	3/15/07	$ 203	$203,107

Pipelines & Other 0.3%
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	3/15/07	1,000	978,690

Railroads 0.3%
Union Pacific Corp.	Baa2	6.70	12/01/06	920	923,409

Technology 0.3%
Sun Microsystems, Inc., Senior Notes	Ba1	7.50	8/15/06	1,000	1,002,406

Telecommunications 0.3%
Sprint Capital Corp., Gtd. Notes	Baa2	4.78	8/17/06	1,000	998,854

Total corporate bonds					30,165,330

MONEY MARKET MUTUAL FUND 1.9%				Shares

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $6,015,740; Note 3)(d)				6,015,740	6,015,740

Total short-term investments (cost $37,267,666)					36,181,070

Total Investments 99.5% (cost $325,219,832; Note 5)					316,705,834
Other assets in excess of liabilities(f) 0.5%					1,578,201

Total Net Assets 100.0%					$318,284,035

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at June 30, 2006.
(c)	Standard & Poor’s rating.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Indicates a restricted security; the aggregate cost of the restricted security is $430,150. The aggregate value of $417,478 is approximately 0.1% of net assets.
(f)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) of financial futures and credit default swap agreements as follows:

Details of open financial futures contracts at June 30, 2006:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
304	U.S. T-Notes 5 Yr	Sep. 06	$31,435,500	$31,574,365	$(138,865)
	Short Positions
18	U.S. T-Notes 2 Yr	Sep. 06	3,650,062	3,659,975	9,913

					$(128,952)

Details of the credit default swap agreements outstanding as of June 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Barclays Bank PLC(1)	3/20/2011	$1,000	0.82%	Starwood Hotel & Resorts Worldwide, Inc.	$(1,120)
Morgan Stanley Capital Services(2)	12/20/2009	$830	0.60%	RPM International, Inc.	(3,851)

					$(4,971)

(1)	The fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(2)	The Fund pays the fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

The following abbreviations are used in the portfolio descriptions:

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Non Captive Finance	8.7%
Telecommunications	8.5
Electrical Utilities	8.1
Commercial Mortgage Backed Securities	7.5
Banking	6.6
Health Care & Pharmaceutical	4.8
Food & Beverage	4.7
Brokerage	4.5
Capital Goods	3.8
Automotive	3.6
Retail	3.6
Media & Entertainment	3.2
Real Estate Investment Trust	3.2
Insurance	2.8
Technology	2.6
Railroads	2.5
Pipelines & Other	2.2
Cable	2.0
Affiliated Money Market Mutual Fund	1.9
Chemicals	1.9
Foreign Government Bond	1.9
Energy—Other	1.6
Building Materials & Construction	1.4
Gaming	1.2
Sovereign	1.0
Aerospace/Defense	0.9
Consumer	0.9
Foods	0.8
Lodging	0.8
Asset Backed Securities	0.5
Metals	0.5
Paper	0.5
Commercial Services	0.4
Air Freight & Couriers	0.3
U.S. Treasury Securities	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $319,204,092)	$310,690,094
Affiliated investments (cost $6,015,740)	6,015,740
Dividends and interest receivable	3,947,597
Receivable for Fund shares sold	167,384
Due from broker—variation margin	53,834
Prepaid expenses	1,534

Total assets	320,876,183

Liabilities
Payable for capital stock repurchased	981,908
Payable for investments purchased	649,539
Dividends payable	374,740
Accrued expenses	202,947
Management fee payable	104,700
Payable to custodian	102,715
Distribution fee payable	90,132
Transfer agent fee payable	66,260
Deferred directors’ fees	14,236
Unrealized depreciation on credit default swaps	4,971

Total liabilities	2,592,148

Net Assets	$318,284,035

Net assets were comprised of:
Common stock, at par	$299,338
Paid-in capital in excess of par	348,475,577

348,774,915
Accumulated net investment loss	(1,208,653)
Accumulated net realized loss on investments	(20,634,306)
Net unrealized depreciation on investments	(8,647,921)

Net assets June 30, 2006	$318,284,035

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($203,661,085 ÷ 19,160,742 shares of common stock issued and outstanding)	$10.63
Maximum sales charge (3.25% of offering price)	.36

Maximum offering price to public	$10.99

Class B
Net asset value, offering price and redemption price per share
($34,061,922 ÷ 3,204,962 shares of common stock issued and outstanding)	$10.63

Class C
Net asset value, offering price and redemption price per share
($31,277,609 ÷ 2,942,605 shares of common stock issued and outstanding)	$10.63

Class R
Net asset value, offering price and redemption price per share
($106,709 ÷ 10,040 shares of common stock issued and outstanding)	$10.63

Class Z
Net asset value, offering price and redemption price per share
($49,176,710 ÷ 4,615,424 shares of common stock issued and outstanding)	$10.65

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	25

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Interest income	$7,631,839
Affiliated dividend income	64,884

Total income	7,696,723

Expenses
Management fee	658,178
Distribution fee—Class A	259,886
Distribution fee—Class B	188,119
Distribution fee—Class C	128,311
Distribution fee—Class R	79
Transfer agent’s fee and expenses (including affiliated expense of $209,300)	268,000
Custodian’s fees and expenses	55,000
Reports to shareholders	57,000
Legal fees and expenses	20,000
Registration fees	12,000
Audit fee	11,000
Directors’ fees	8,000
Insurance	7,000
Miscellaneous	11,225

Total expenses	1,683,798

Net investment income	6,012,925

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	(933,636)
Financial futures transactions	(672,009)
Credit default swap	603

(1,605,042)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,950,449)
Financial futures contracts	(235,082)
Credit default swap	(6,444)

(3,191,975)

Net loss on investments	(4,797,017)

Net Increase In Net Assets Resulting From Operations	$1,215,908

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Decrease In Net Assets
Operations
Net investment income	$6,012,925	$12,434,024
Net realized loss on investments	(1,605,042)	(1,902,972)
Net change in unrealized appreciation (depreciation) on investments	(3,191,975)	(8,101,993)

Net increase in net assets resulting from operations	1,215,908	2,429,059

Dividends from net investment income (Note 1)
Class A	(4,688,286)	(9,518,863)
Class B	(706,174)	(1,937,370)
Class C	(684,916)	(1,868,922)
Class R	(693)	(117)
Class Z	(1,172,844)	(2,873,067)

	(7,252,913)	(16,198,339)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	34,044,927	111,663,963
Net asset value of shares issued in reinvestment of dividends	5,420,816	12,626,044
Cost of shares reacquired	(62,156,465)	(137,793,977)

Net decrease in net assets from Fund share transactions	(22,690,722)	(13,503,970)

Total decrease	(28,727,727)	(27,273,250)

Net Assets:
Beginning of period	347,011,762	374,285,012

End of period(a)	$318,284,035	$347,011,762

(a) Includes undistributed net investment income of:	$—	$31,335

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—the Dryden Ultra Short Bond Portfolio and the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the

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nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Swaps: The Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between a Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets

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of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A shares, Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it received approximately $33,000 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that for the six months ended June 30, 2006, it received approximately $33,200 and $2,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Portfolio pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2006, the Portfolio incurred approximately $71,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2006, the Portfolio earned income of $64,884 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006, aggregated $119,942,729 and $148,621,448, respectively. United States government securities represent $56,478,001 and $61,234,047 of those purchases and sales, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$328,957,779	$74,421	$(12,326,366)	$(12,251,945)

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2005 of approximately $12,467,000 of which $1,537,000 expires in 2007, $1,933,000 expires in 2008, $3,635,000 expires in 2010 and $5,362,000 expires in 2013. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2006, 239 shares of Class R were owned by Prudential.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	2,171,027	$23,306,045
Shares issued in reinvestment of dividends	316,321	3,391,228
Shares reacquired	(3,199,926)	(34,315,120)

Net increase (decrease) in shares outstanding before conversion	(712,578)	(7,617,847)
Shares issued upon conversion from Class B	162,664	1,740,969

Net increase (decrease) in shares outstanding	(549,914)	$(5,876,878)

Year ended December 31, 2005:
Shares sold	7,867,273	$86,803,584
Shares issued in reinvestment of dividends	646,162	7,094,593
Shares reacquired	(6,013,331)	(66,031,890)

Net increase (decrease) in shares outstanding before conversion	2,500,104	27,866,287
Shares issued upon conversion from Class B	440,390	4,839,816

Net increase (decrease) in shares outstanding	2,940,494	$32,706,103

Class B
Six months ended June 30, 2006:
Shares sold	281,361	$1,267,970
Shares issued in reinvestment of dividends	48,272	517,624
Shares reacquired	(817,590)	(7,026,446)

Net increase (decrease) in shares outstanding before conversion	(487,957)	(5,240,852)
Shares reacquired upon conversion into Class A	(162,664)	(1,740,969)

Net increase (decrease) in shares outstanding	(650,621)	$(6,981,821)

Year ended December 31, 2005:
Shares sold	506,702	$5,585,008
Shares issued in reinvestment of dividends	132,920	1,460,951
Shares reacquired	(1,532,857)	(16,840,563)

Net increase (decrease) in shares outstanding before conversion	(893,235)	(9,794,604)
Shares reacquired upon conversion into Class A	(440,506)	(4,839,816)

Net increase (decrease) in shares outstanding	(1,333,741)	$(14,634,420)

Class C
Six months ended June 30, 2006:
Shares sold	147,040	$1,577,476
Shares issued in reinvestment of dividends	42,935	460,466
Shares reacquired	(782,429)	(8,395,312)

Net increase (decrease) in shares outstanding	(592,454)	$(6,357,370)

Year ended December 31, 2005:
Shares sold	399,353	$4,405,889
Shares issued in reinvestment of dividends	121,525	1,335,971
Shares reacquired	(1,821,194)	(20,032,757)

Net increase (decrease) in shares outstanding	(1,300,316)	$(14,290,897)

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended June 30, 2006:
Shares sold	9,716	$103,703
Shares issued in reinvestment of dividends	7	73
Shares reacquired	(5)	(50)

Net increase (decrease) in shares outstanding	9,718	$103,726

Year ended December 31, 2005:
Shares sold	87	$945
Shares issued in reinvestment of dividends	11	118
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	98	$1,063

Class Z
Six months ended June 30, 2006:
Shares sold	726,167	$7,789,733
Shares issued in reinvestment of dividends	97,791	1,051,425
Shares reacquired	(1,153,030)	(12,419,537)

Net increase (decrease) in shares outstanding	(329,072)	$(3,578,379)

Year ended December 31, 2005:
Shares sold	1,348,677	$14,868,537
Shares issued in reinvestment of dividends	248,093	2,734,411
Shares reacquired	(3,158,389)	(34,888,767)

Net increase (decrease) in shares outstanding	(1,561,619)	$(17,285,819)

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Financial Highlights

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./

Dryden Short-Term Corporate Bond Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.82

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.05

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.63

Total Return(b):	.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$203,661
Average net assets (000)	$209,636
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.92	%(d)
Expenses, excluding distribution and service (12b-1) fees	.67	%(d)
Net investment income	3.76	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate(e)	36%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(d)	Annualized.
(e)	Not Annualized

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2005	2004	2003	2002	2001

$11.23	$11.52	$11.51	$11.35	$11.17

.39	.38	.42	.50	.62
(.29)	(.15)	.13	.23	.19

.10	.23	.55	.73	.81

(.51)	(.52)	(.54)	(.57)	(.63)

$10.82	$11.23	$11.52	$11.51	$11.35

.86%	2.01%	4.83%	6.69%	7.40%

$213,359	$188,404	$125,479	$100,436	$87,716
$209,594	$153,543	$113,360	$91,136	$78,485

.92%	.92%	.92%	1.01%	1.05%
.67%	.67%	.67%	.76%	.80%
3.51%	3.05%	3.57%	4.50%	5.42%

73%	55%	64%	92%	243%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.82

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.01

Less Dividends:
Dividends from net investment income	(.20)

Net asset value, end of period	$10.63

Total Return(b):	(.03)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,062
Average net assets (000)	$37,935
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.67	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.00	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2005	2004	2003	2002	2001

$11.23	$11.52	$11.51	$11.35	$11.17

.28	.30	.33	.43	.56
(.27)	(.16)	.13	.22	.19

.01	.14	.46	.65	.75

(.42)	(.43)	(.45)	(.49)	(.57)

$10.82	$11.23	$11.52	$11.51	$11.35

.09%	1.25%	4.05%	5.90%	6.86%

$41,733	$58,297	$65,486	$54,335	$27,416
$51,250	$63,694	$65,683	$39,427	$16,509

1.67%	1.67%	1.67%	1.76%	1.55%
.67%	.67%	.67%	.76%	.80%
2.76%	2.70%	2.82%	3.72%	4.89%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.82

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.02

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$10.63

Total Return(b):	.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,278
Average net assets (000)	$34,496
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.42	%(d)
Expenses, excluding distribution and service (12b-1) fees	.67	%(d)
Net investment income	3.25	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2005	2004	2003	2002	2001

$11.23	$11.52	$11.51	$11.35	$11.17

.31	.33	.36	.45	.56
(.27)	(.16)	.13	.23	.19

.04	.17	.49	.68	.75

(.45)	(.46)	(.48)	(.52)	(.57)

$10.82	$11.23	$11.52	$11.51	$11.35

.34%	1.50%	4.31%	6.16%	6.87%

$38,264	$54,320	$64,852	$39,581	$25,996
$358	$60,026	$63,277	$31,593	$5,252

1.42%	1.42%	1.42%	1.51%	1.55%
.67%	.67%	.67%	.76%	.80%
3.01%	2.96%	3.07%	4.00%	4.70%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class R

	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.82

Income from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.04

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.63

Total Return(b):	.20%
Ratios/Supplemental Data:
Net assets, end of period(d)	$106,709
Average net assets(d)	$31,632
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.17	%(f)
Expenses, excluding distribution and service (12b-1) fees	.67	%(f)
Net investment income	3.66	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(c)	Commencement of operations.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class R
Year Ended December 31, 2005	May 17, 2004(c) through December 31, 2004

$11.23	$11.28

.39	.24
(.32)	.09

.07	.33

(.48)	(.38)

$10.82	$11.23

.63%	2.92%

$3,483	$2,515
$2,703	$1,601

1.17%	1.17	%(f)
.67%	.67	%(f)
3.29%	.99	%(f)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.85

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.16)

Total from investment operations	.05

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$10.65

Total Return(b):	.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,177
Average net assets (000)	$49,716
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	4.00	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2005	2004	2003	2002	2001

$11.26	$11.55	$11.53	$11.37	$11.19

.41	.41	.46	.52	.65
(.28)	(.15)	.13	.24	.19

.13	.26	.59	.76	.84

(.54)	(.55)	(.57)	(.60)	(.66)

$10.85	$11.26	$11.55	$11.53	$11.37

1.12%	2.27%	5.18%	6.95%	7.66%

$53,652	$73,263	$60,471	$32,988	$26,079
$60,056	$63,698	$53,992	$31,894	$11,166

.67%	.67%	.67%	.76%	.80%
.67%	.67%	.67%	.76%	.80%
3.76%	3.44%	3.81%	4.73%	5.53%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Short-Term Corporate Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc/Dryden Short-term Corporate Bond Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Short-Term Corporate Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the fourth quartile

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over a one-year period, performance that was in the second quartile over a three-year period, performance that was in the third quartile over a five-year period, and performance that was in the third quartile over a ten-year period ending December 31, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed compared to its benchmark index for the most recent one-year and three-year periods and further noted that the underperformance over the five-year period was primarily attributable to disappointing historical performance during 2001 and 2002.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.400% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors,

Dryden Short-Term Bond Fund, Inc/Dryden Short-term Corporate Bond Fund

Approval of Advisory Agreements (continued)

including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E2      IFS-A122649      Ed. 08/2006

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Ultra Short Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the Fund) is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Since Inception[1]
Class A	1.73%	3.01%	6.12%
Class B	1.79	2.67	4.03
Class C	1.52	2.53	4.36
Class R	1.75	3.01	5.23
Class Y	1.72	2.87	5.30
Class Z	1.77	3.20	6.88
Merrill Lynch 1-Year U.S. Treasury Note Index[2]	1.60	2.91	**
Lipper Ultra-Short Obligations Funds Avg.[3]	1.88	3.24	***

Average Annual Total Returns[4] as of 6/30/06
		One Year	Since Inception[1]
Class A		2.01%	1.84%
Class B		–2.33	0.65
Class C		1.53	1.35
Class R		3.01	2.52
Class Y		2.87	1.60
Class Z		3.20	2.07
Merrill Lynch 1-Year U.S. Treasury Note Index[2]		2.91	**
Lipper Ultra-Short Obligations Funds Avg.[3]		3.24	***

Dividends and Yields as of 6/30/06
	Total Dividends Paid for Six Months	30-Day SEC Yield
Class A	$0.15	3.72%
Class B	$0.15	3.97
Class C	$0.12	3.22
Class R	$0.15	3.72
Class Y	$0.15	3.98
Class Z	$0.16	3.96

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R, Class Y, and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; Class C, 4/27/03; and Class R, 6/14/04.

2The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year Treasury note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed.

3The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class R, and Class Y shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception cumulative total returns are 96.70% for Class A, Class B, Class C, Class Y, and Class Z, and 81.42% for Class R. Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception average annual total returns are 4.59% for Class A, Class B, Class C, Class Y, and Class Z, and 4.37% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns are 6.73% for Class A, Class B, Class C, Class Y, and Class Z, and 5.35% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 2.02% for Class A, Class B, Class C, Class Y, and Class Z, and 2.53% for Class R.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/06
LB—UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1, 2.599%, 05/15/27	3.5%
Federal National Mortgage Association, 4.00%, 07/01/10	3.1
Federal National Mortgage Association, 4.486%, 03/01/33	2.6
Government National Mortgage Association, 5.50%, 05/15/33	2.5
Federal National Mortgage Association, 4.457%, 02/01/33	2.1

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/06
U.S. Government & Agency		18.1%
Aaa		16.1
Aa		3.6
A		14.4
Baa		30.3
Ba		2.0
Not Rated		16.6
Total Investments		101.1
Liabilities in excess of other assets	-	1.1
Net Assets		100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Ultra Short Bond Fund		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,017.30	1.12%	$5.60
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Class B	Actual	$1,000.00	$1,017.90	1.05%	$5.25
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class C	Actual	$1,000.00	$1,015.20	1.62%	$8.09
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class R	Actual	$1,000.00	$1,017.50	1.37%	$6.85
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

Class Y	Actual	$1,000.00	$1,017.20	1.37%	$6.85
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

Class Z	Actual	$1,000.00	$1,017.70	0.87%	$4.35
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

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Schedule of Investments

as of June 30, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 81.9%

ASSET BACKED SECURITIES 5.1%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A (cost $900,000; purchased 8/06/04)(d)	Baa2	5.669%	03/15/12	$900	$905,625
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(d)	Baa2	5.699	02/15/12	280	281,079
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3(d)(e)	Aaa	5.853	12/25/34	1,000	1,008,710
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2(d)(e)	Aaa	5.973	03/25/34	89	88,812
GE Corporate Aircraft Financing LLC, Ser. 2004-1, Class A1(d)(e)	Aaa	5.412	08/25/11	87	86,825
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	5.584	09/22/23	651	649,771
MBNA Master Credit Card Trust, Ser. 2000-H, Class C(d)	BBB(b)	6.399	01/15/13	500	516,907
Morgan Stanley ABS Capital I, Ser. 2004-NC7, Class A3(d)(e)	Aaa	5.622	07/25/34	11	10,617
Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	5.662	09/25/33	11	11,155
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	620	611,663

Total asset backed securities					4,171,164

COLLATERALIZED MORTGAGE OBLIGATIONS 5.3%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	5.652	06/25/28	1,247	1,253,120
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(d)(e)	Aaa	5.633	10/25/28	1,359	1,360,519

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	7

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(d)	Aaa	6.22%	02/25/32	$784	$781,769
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.39	06/25/33	915	900,181

Total collateralized mortgage obligations					4,295,589

COMMERCIAL MORTGAGE BACKED SECURITIES 7.8%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	03/11/41	1,484	1,432,775
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	02/15/32	699	712,804
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	767,525
LB UBS Commercial Mortgage Trust, Ser. 2002-C2, Class XCP, IO(c)	Aaa	1.276	07/15/35	19,674	651,203
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599	05/15/27	2,949	2,830,875

Total commercial mortgage backed securities					6,395,182

CORPORATE BONDS 45.7%

Aerospace & Defense 1.2%
BAE Systems Holdings, Inc., 144A(d)	Baa2	5.57	08/15/08	1,000	1,001,473

Airlines 1.8%
Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496	11/01/06	1,470	1,470,404

Automotive 2.1%
DaimlerChrysler North America Holding, Inc., Inc., M.T.N.(d)	A3	5.78	09/10/07	500	501,461
General Motors Acceptance Corp., Notes	Ba1	6.125	09/15/06	950	948,597
Johnson Controls, Inc.(d)	Baa1	5.298	01/17/08	230	230,374

					1,680,432

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Banking 2.1%
J.P. Morgan Chase & Co., Notes, M.T.N.(d)	Aa3	5.288%	06/02/08	$1,500	$1,501,319
Popular North America Inc., Notes	A3	5.20	12/12/07	230	227,374

					1,728,693

Brokerage 0.5%
Bear Stearns Cos., Inc.	A1	2.875	07/02/08	445	422,153

Building Materials & Construction 1.1%
Masco Corp., 144A(d)	Baa1	5.532	03/09/07	900	900,424

Cable 0.6%
Cox Communications, Inc.(d)	Baa3	5.869	12/14/07	510	512,461

Capital Goods 2.8%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65	04/15/07	970	942,868
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	7.35	06/15/08	300	307,915
Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,000	1,003,413

					2,254,196

Chemicals 1.8%
ICI Wilmington, Inc., Gtd. Notes,	Baa3	4.375	12/01/08	1,000	965,066
Potash Corp. of Saskatchewan, Inc., Notes (Canada)	Baa1	7.125	06/15/07	500	505,601

					1,470,667

Consumer 1.0%
Cendant Corp., Notes	Baa1	6.875	08/15/06	800	800,893

Electric 5.0%
Dominion Resources, Inc., Notes	Baa2	3.66	11/15/06	550	545,879
Duke Capital LLC, Sr. Notes	Baa2	4.331	11/16/06	300	298,687
FirstEnergy Corp., Ser. A, Notes	Baa3	5.50	11/15/06	1,250	1,248,516
FPL Group Capital, Inc., Notes	A2	4.086	02/16/07	500	495,080
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	03/01/09	500	474,682
PacifiCorp., First Mtge.	A3	4.30	09/15/08	600	583,706

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	9

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375%	10/01/08	$500	$486,001

					4,132,551

Energy—Other 2.3%
Burlington Resources Finance Co., Gtd. Notes (Canada)	A2	5.60	12/01/06	690	689,667
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,240	1,219,890

					1,909,557

Foods 4.3%
Cargill, Inc., 144A	A2	3.625	03/04/09	580	550,430
Diageo Capital PLC, Notes (United Kingdom)	A3	3.50	11/19/07	1,000	970,277
Fred Meyer, Inc.	Baa2	7.45	03/01/08	250	256,136
Kraft Foods, Inc., Notes	A3	4.625	11/01/06	750	747,422
Miller Brewing Co., 144A	Baa1	4.25	08/15/08	500	485,450
Tyson Foods, Inc., Sr. Notes	Baa3	7.25	10/01/06	505	506,513

					3,516,228

Gaming 1.0%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125	06/01/07	850	857,613

Health Care & Pharmaceutical 1.0%
Anthem, Inc., Notes	Baa1	3.50	09/01/07	400	388,694
Hospira, Inc., Notes	Baa3	4.95	06/15/09	190	185,504
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	270	257,532

					831,730

Insurance 0.4%
Hartford Financial Services Group	A3	5.55	08/16/08	350	348,867

Lodging 1.6%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	1,000	971,601
P & O Princess, Notes (United Kingdom)	A3	7.30	06/01/07	330	333,818

					1,305,419

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment 2.6%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	$420	$436,674
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/01/06	1,000	1,000,009
Liberty Media Corp., Sr. Notes(d)	Ba2	6.829	09/17/06	703	704,476

					2,141,159

Pipelines & Other 2.6%
Atmos Energy Corp.(d)	Baa3	5.443	10/15/07	560	560,676
Conocophil AU, Gtd. Notes	A1	5.128	04/09/09	450	450,408
Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	300	291,894
Oneok, Inc., Sr. Unsecured Notes	Baa2	5.51	02/16/08	320	317,927
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75	03/15/07	500	489,345

					2,110,250

Railroads 1.6%
CSX Corp., Notes	Baa2	7.45	05/01/07	865	876,502
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	400,003

					1,276,505

Real Estate Investment Trust 2.2%
Archstone-Smith Trust, Notes	Baa1	5.00	08/15/07	845	834,733
IRT Property Co., Sr. Notes	Baa3	7.25	08/15/07	250	254,493
Mack-Cali Realty LP, Notes	Baa2	7.25	03/15/09	189	194,175
Shurgard Storage Centers, Inc., Notes	Baa3	7.625	04/25/07	500	501,067

					1,784,468

Retail 0.8%
May Department Stores Co., Notes	Baa1	3.95	07/15/07	685	671,608

Technology 0.4%
Motorola, Inc., Notes	Baa2	4.608	11/16/07	310	305,538

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	11

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications 4.9%
Deutsche Telekom International Fin.	A3	8.00%	06/15/10	$305	$327,439
Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	250	239,822
Telus Corp., Notes (Canada)	Baa2	7.50	06/01/07	1,215	1,232,782
Verizon Global Funding Corp., Notes	A3	6.125	06/15/07	1,000	1,003,681
Verizon Wireless Capital LLC, Notes	A2	5.375	12/15/06	1,200	1,198,678

					4,002,402

Total corporate bonds					37,435,691

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 17.4%
Federal National Mortgage Association		4.00	07/01/10	2,694	2,557,754
Federal National Mortgage Association(d)		4.457	02/01/33	1,762	1,754,841
Federal National Mortgage Association(d)		4.486	03/01/33	2,124	2,099,625
Federal National Mortgage Association(d)		4.715	12/01/32	800	797,192
Federal National Mortgage Association(d)		4.839	12/01/32	966	962,057
Federal National Mortgage Association		4.981	07/01/33	1,142	1,137,686
Federal National Mortgage Association		6.50	06/01/16	310	314,481
Government National Mortgage Association		5.50	05/15/33	2,123	2,060,330
Government National Mortgage Association		7.00	07/15/33	243	250,681
Government National Mortgage Association		6.00	10/15/33- 11/15/34	2,340	2,323,977

Total U.S. government agency mortgage backed securities					14,258,624

U.S. GOVERNMENT SECURITIES 0.6%
United States Treasury Notes		4.875	05/31/11	485	480,074

Total long-term investments (cost $68,778,464)					67,036,324

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 19.2%

CORPORATE BONDS 2.6%

Health Care & Pharmaceutical 0.7%
Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75%	07/12/06	$600	$600,213

Railroads 1.9%
Canadian National Railway Co., Notes (Canada)(c)	A3	6.45	07/15/06	1,500	1,500,703

Total corporate bonds (cost $2,182,382)					2,100,916

				Shares
MUTUAL FUND 16.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund – Taxable Money Market Series (Note 3)(f) (cost $13,576,744)				13,576,744	13,576,744

Total short-term investments (cost $15,759,126)					15,677,660

Total Investments 101.1% (cost $84,537,590; Note 5)					82,713,984
Liabilities in excess of other assets(g) (1.1%)					(860,036)

Net Assets 100.0%					$81,853,948

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.
(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2006.
(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $2,545,925. The aggregate value of $2,555,483 represents 3.1% of net assets.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	13

Schedule of Investments

as of June 30, 2006 (Unaudited) Cont’d.

(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Liabilities in excess of other assets includes unrealized appreciation on future contracts as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation
Short Positions:
85	U.S. Treasury 2 Yr. Notes	Sep. 2006	$17,273,439	$17,236,406	$37,033
45	U.S. Treasury 5 Yr. Notes	Sep. 2006	4,681,208	4,653,281	27,927

					$64,960

The following abbreviations are used in the portfolio descriptions:

IO—Interest Only

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

U.S. Government Agency Mortgage Backed Securities	17.4%
Affiliated Money Market Mutual Fund	16.6
Commercial Mortgage Backed Securities	7.8
Collateralized Mortgage Obligations	5.3
Asset Backed Securities	5.1
Electric	5.0
Telecommunications	4.9
Foods	4.3
Railroads	3.5
Capital Goods	2.8
Media & Entertainment	2.6
Pipelines & Other	2.6
Energy-Other	2.3
Real Estate Investment Trust	2.2
Automotive	2.1
Banking	2.1
Airlines	1.8
Chemicals	1.8
Health Care & Pharmaceutical	1.7
Lodging	1.6
Aerospace & Defense	1.2
Building Materials & Construction	1.1
Consumer	1.0
Gaming	1.0
Retail	0.8
Cable	0.6
U.S. Government Securities	0.6
Brokerage	0.5
Technology	0.4
Insurance	0.4

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	15

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $70,960,846)	$69,137,240
Affilliated investments (cost $13,576,744)	13,576,744
Cash	771
Dividends and interest receivable	523,314
Receivable for Fund shares sold	41,460
Prepaid expenses	2,560

Total assets	83,282,089

Liabilities
Payable for Fund shares reacquired	899,136
Accrued expenses	359,792
Dividends payable	81,787
Management fee payable	27,109
Due to broker—variation margin	25,359
Distribution fee payable	22,447
Transfer agent fee payable	10,536
Deferred directors’ fees	1,975

Total liabilities	1,428,141

Net Assets	$81,853,948

Net assets were comprised of:
Common stock, at par	$8,472
Paid-in capital in excess of par	93,249,152

93,257,624
Undistributed net investment income	72,198
Accumulated net realized loss on investments	(9,717,228)
Net unrealized depreciation on investments	(1,758,646)

Net assets June 30, 2006	$81,853,948

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share
($3,945,033 ÷ 408,079 shares of common stock issued and outstanding)	$9.67

Class B
Net asset value, offering price and redemption price per share
($1,833,620 ÷ 189,618 shares of common stock issued and outstanding)	$9.67

Class C
Net asset value, offering price and redemption price per share
($414,138 ÷ 42,826 shares of common stock issued and outstanding)	$9.67

Class R
Net asset value, offering price and redemption price per share
($2,476 ÷256 shares of common stock issued and outstanding)	$9.67

Class Y
Net asset value, offering price and redemption price per share
($49,942,162 ÷ 5,170,156 shares of common stock issued and outstanding)	$9.66

Class Z
Net asset value, offering price and redemption price per share
($25,716,519 ÷ 2,661,056 shares of common stock issued and outstanding)	$9.66

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	17

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$1,788,461
Affiliated dividend income	201,934

Total income	1,990,395

Expenses
Management fee	228,021
Distribution fee—Class A	6,505
Distribution fee—Class B	1,811
Distribution fee—Class C	1,448
Distribution fee—Class R	6
Distribution fee—Class Y	152,555
Custodian’s fees and expenses	56,000
Registration fees	39,000
Transfer agent’s fee and expenses (including affiliated expenses of $29,100)	39,000
Reports to shareholders	35,000
Legal fees and expenses	15,000
Audit fee	11,000
Directors’ fees	7,000
Insurance	4,000
Miscellaneous	9,131

Total expenses	605,477

Less: Expense waiver (Note 2)	(45,604)

Net Expenses	559,873

Net investment income	1,430,522

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(11,418)
Financial futures transactions	306,344

294,926

Net change in unrealized appreciation (depreciation) on:
Investments	(107,612)
Financial futures contracts	69,699

(37,913)

Net gain on investments	257,013

Net Increase In Net Assets Resulting From Operations	$1,687,535

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,430,522	$3,628,316
Net realized gain on investment transactions	294,926	117,375
Net change in unrealized appreciation (depreciation) on investments	(37,913)	(628,122)

Net increase in net assets resulting from operations	1,687,535	3,117,569

Dividends from net investment income (Note 1)
Class A	(80,630)	(256,060)
Class B	(32,154)	(55,497)
Class C	(5,047)	(11,986)
Class R	(38)	(66)
Class Y	(929,000)	(2,754,537)
Class Z	(379,836)	(946,255)

	(1,426,705)	(4,024,401)

Fund share transactions (Net of share conversions) (Note 4)
Net proceeds from shares sold	10,806,013	27,473,530
Net asset value of shares issued to shareholders in reinvestment of dividends	1,149,537	3,467,124
Cost of shares reacquired	(37,673,130)	(134,880,869)

Net decrease in net assets from Fund share transactions	(25,717,580)	(103,940,215)

Total decrease	(25,456,750)	(104,847,047)

Net Assets
Beginning of period	107,310,698	212,157,745

End of period (a)	$81,853,948	$107,310,698

(a) Includes undistributed net investment income of:	$72,198	$68,381

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	19

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and Dryden Short-Term Corporate Bond Fund. The financial statements of the other portfolio are not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restriction on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

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Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50% of 1% of the Portfolio’s average daily net assets up to $1 billion and .45% of 1% of the Portfolio’s average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to $45,604. Such amount represents .10 of 1% of the Portfolio’s average daily net assets, or $.01 per share. The Portfolio is not required to reimburse PI for such waiver. The effective management fee before the waiver was .50% and .40% after the waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Y, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, Class R, and Class Y shares, pursuant to plans of distribution, (the “Class A, B, C, R, and Y Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, R, and Y Plans, the Portfolio compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1%, and .75 of 1%, of the average daily net assets of the Class A, B, C, R, and Y shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, .50 of 1%, and .50 of 1% of the average daily net assets of the Class A, C, R, and Y shares, respectively. Such expenses under the Plans were .25 of 1%, .18 of 1%, .75 of 1%, .50 of 1% and .50 of 1% of average daily net assets for Class A, Class B, Class C, Class R and Class Y, respectively.

PIMS has advised the Portfolio that for the six months ended June 30, 2006, it received approximately $1,700 in contingent deferred sales charges imposed upon redemptions by certain Class B shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Portfolio pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration date of the renewed SCA is October 27, 2006. The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2006, the Portfolio incurred approximately $5,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006, aggregated $4,724,127 and $41,505,587 respectively. United States government securities represent $2,784,837 and $3,139,013 of those purchases and sales, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$85,128,242	$111,246	$2,525,504	$2,414,258

The difference between book and tax basis is primarily attributable to the treatment of amortization of premium and accretion of discount.

For federal income tax purposes, the Fund had a capital loss carryforwards as of December 31, 2005, of approximately $8,175,000, of which $930,000 expires in 2011, $3,246,000 expires in 2012 and $3,999,000 expires in 2013. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. In addition, the Portfolio elected to treat post-October capital losses of approximately $352,000 incurred in the two month period ended December 31, 2005 as having been incurred in the following fiscal year.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class Y shares convert to Class A shares when the value of an investors account in Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A shares may be subject to a CDSC of 1%. Class R, Class Y and Class Z shares are not subject to any sales or redemption charge. Class Z is offered exclusively for sale to a limited group of investors.

There are 281.25 million authorized shares of $.001 par value common stock, divided into six classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C, Class R and Class Z common stock and 125,000,000 shares of Class Y. As of June 30, 2006, Prudential owned 1 share each of Class A, B, C, Z and Y and 256 shares of Class R.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	168,580	$1,626,818
Shares issued in reinvestment of dividends	6,147	59,334
Shares reacquired	(401,297)	(3,872,558)

Net increase (decrease) in shares outstanding before conversion	(226,570)	(2,186,406)
Shares issued upon conversion from Class B and Y	7,122	68,780

Net increase (decrease) in shares outstanding	(219,448)	$(2,117,626)

Year ended December 31, 2005:
Shares sold	154,663	$1,497,556
Shares issued in reinvestment of dividends	16,076	155,364
Shares reacquired	(1,466,430)	(14,177,623)

Net increase (decrease) in shares outstanding before conversion	(1,295,691)	(12,524,703)
Shares issued upon conversion from Class B and Class Y	161,724	1,559,630

Net increase (decrease) in shares outstanding	(1,133,967)	$(10,965,073)

Class B
Six months ended June 30, 2006:
Shares sold	1,301	$12,554
Shares issued in reinvestment of dividends	1,447	13,971
Shares reacquired	(28,023)	(270,695)

Net increase (decrease) in shares outstanding before conversion	(25,275)	(244,170)
Shares redeemed upon conversion to Class A	(7,122)	(68,780)

Net increase (decrease) in shares outstanding	(32,397)	$(312,950)

Year ended December 31, 2005:
Shares sold	42,875	$414,224
Shares issued in reinvestment of dividends	3,695	35,706
Shares reacquired	(158,979)	(1,536,765)

Net increase (decrease) in shares outstanding before conversion	(112,409)	(1,086,835)
Shares redeemed upon conversion to Class A	(26,696)	(258,160)

Net increase (decrease) in shares outstanding	(139,105)	$(1,344,995)

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Class C	Shares	Amount
Six months ended June 30, 2006:
Shares sold	5,181	$50,000
Shares issued in reinvestment of dividends	306	2,956
Shares reacquired	(6,871)	(66,309)

Net increase (decrease) in shares outstanding	(1,384)	$(13,353)

Year ended December 31, 2005:
Shares sold	27,512	$266,041
Shares issued in reinvestment of dividends	1,115	10,775
Shares reacquired	(48,279)	(467,068)

Net increase (decrease) in shares outstanding	(19,652)	$(190,252)

Class R
Period ended June 30, 2005:
Shares sold	—	$—
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Year ended December 31, 2005:
Shares sold	—	$—
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Y
Six months ended June 30, 2006:
Shares sold	80,919	$780,079
Shares issued in reinvestment of distributions	74,677	720,120
Shares reacquired	(2,789,072)	(26,892,984)

Net increase (decrease) in shares outstanding before conversion	(2,633,476)	(25,392,785)

Net increase (decrease) in shares outstanding	(2,633,476)	$(25,392,785)

Year ended December 31, 2005:
Shares sold	1,510,782	$14,603,426
Shares issued in reinvestment of dividends	240,105	2,318,351
Shares reacquired	(9,382,761)	(90,625,519)

Net increase (decrease) in shares outstanding before conversion	(7,631,874)	(73,703,742)
Shares redeemed upon conversion to Class A	(135,007)	(1,301,470)

Net increase (decrease) in shares outstanding	(7,766,881)	$(75,005,212)

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended June 30, 2006:
Shares sold	863,811	$8,336,562
Shares issued in reinvestment of dividends	36,590	353,156
Shares reacquired	(681,127)	(6,570,584)

Net increase (decrease) in shares outstanding	219,274	$2,119,134

Year ended December 31, 2005:
Shares sold	1,105,889	$10,692,283
Shares issued in reinvestment of dividends	98,029	946,928
Shares reacquired	(2,905,153)	(28,073,894)

Net increase (decrease) in shares outstanding	(1,701,235)	$(16,434,683)

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Financial Highlights

(Unaudited)

See Notes to Financial Statements.

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004	April 2, 2003(a) through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64		$9.69	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(b)	.15		.24	.10	.11	(c)
Net realized and unrealized gain (loss) on investment transactions	.03		(.02)	.01	(.02)

Total from investment operations	.18		.22	.11	.09

Less Distributions:
Dividends from net investment income	(.15)		(.27)	(.31)	(.20)

Net asset value, end of period	$9.67		$9.64	$9.69	$9.89

Total Investment Return(d):	1.73%		2.27%	1.10%	.89%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$3,945		$6,049	$17,071	$61,342
Average net assets (000)	$5,247		$9,571	$40,749	$67,777
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.12	%(i)	.98%	.78%	.78	%(g)
Expenses, excluding distribution and service (12b-1) fees	.87	%(i)	.73%	.53%	.53	%(g)
Net investment income	3.38	%(i)	2.44%	2.19%	1.54	%(g)
For Class A, B, C, R, Y and Z shares:
Portfolio turnover rate	6	%(h)	13%	19%	19	%(h)

(a)	Commencement of offering of Class A shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.22%, .97% and 3.28%, respectively, for six months ended June 30, 2006, 1.15%, .90% and 2.27%, respectively, for the year ended December 31, 2005 and 1.02%, .77% and 1.95%, respectively for the period ended December 31, 2004 and 1.08%, .83% and 1.24%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(h)	Not Annualized.
(i)	Annualized.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004	April 16, 2003(a) through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64		$9.70	$9.90	$10.00

Income (loss) from investment operations:
Net investment income(b)	.15		.17	.04	.06	(c)
Net realized and unrealized gain (loss) on investment transactions	.03		(.03)	(.01)	(.02)

Total from investment operations	.18		.14	.03	.04

Less Distributions:
Dividends from net investment income	(.15)		(.20)	(.23)	(.14)

Net asset value, end of period	$9.67		$9.64	$9.70	$9.90

Total Investment Return(d):	1.79%		1.41%	.34%	.44%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$1,834		$2,141	$3,502	$4,054
Average net assets (000)	$2,039		$2,828	$3,829	$3,041
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.05	%(g)	1.73%	1.53%	1.54	%(f)
Expenses, excluding distribution and service (12b-1) fees	.87	%(g)	.73%	.53%	.54	%(f)
Net investment income	3.47	%(g)	1.71%	.54%	.83	%(f)

(a)	Commencement of offering of Class B shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.15%, .97% and 3.37%, respectively, for six months ended June 30, 2006, 1.90%, .90% and 1.54%, respectively, for the year ended December 31, 2005 and 1.77%, .77% and .30%, respectively for the period ended December 31, 2004 and 1.84%, .84% and .52%, respectively, for the period ended December 31, 2003.
(f)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(g)	Annualized.

See Notes to Financial Statements.

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	Class C
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004		April 27, 2003(a) through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64		$9.70	$9.90		$10.00

Income (loss) from investment operations:
Net investment income(b)	.12		.19	.06		.07	(c)
Net realized and unrealized gain (loss) on investment transactions	.03		(.03)	(.00	)(i)	(.02)

Total from investment operations	.15		.16	.06		.05

Less Distributions:
Dividends from net investment income	(.12)		(.22)	(.26)		(.15)

Net asset value, end of period	$9.67		$9.64	$9.70		$9.90

Total Investment Return(d):	1.52%		1.66%	.60%		.51%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$414		$426	$619		$1,333
Average net assets (000)	$389		$540	$909		$699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.62	%(h)	1.48%	1.28%		1.30	%(g)
Expenses, excluding distribution and service (12b-1) fees	.87	%(h)	.73%	.53%		.55	%(g)
Net investment income	2.90	%(h)	1.97%	1.23%		1.09	%(g)

(a)	Commencement of offering of Class C shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.72%, .97% and 2.80%, respectively, for six months ended June 30, 2006, 1.65%, .90% and 1.80%, respectively, for the year ended December 31, 2005 and 1.52%, .77% and .99%, respectively for the period ended December 31, 2004 and 1.60%, .85% and .76%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets of the Class C shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(h)	Annualized.
(i)	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	June 14, 2004(a) through December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64		$9.69	$9.77

Income (loss) from investment operations:
Net investment income(b)	.15		.23	(.01)
Net realized and unrealized gain (loss) on investment transactions	.03		(.02)	.12

Total from investment operations	.18		.21	.11

Less Distributions:
Dividends from net investment income	(.15)		(.26)	(.19)

Net asset value, end of period	$9.67		$9.64	$9.69

Total Investment Return(c):	1.75%		2.18%	1.21%
Ratios/Supplemental Data(d):
Net assets, end of period(e)	$2,476		$2,469	$2,482
Average net assets(e)	$2,472		$2,475	$1,576
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.37	%(h)	1.23%	1.03	%(g)
Expenses, excluding distribution and service (12b-1) fees	.87	%(h)	.73%	.53	%(g)
Net investment income	3.35	%(h)	2.38%	(2.28	)%(g)

(a)	Commencement of offering of Class R shares.
(b)	Net of management fee waiver.
(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(d)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.47%, .97% and 3.25%, respectively, for six months ended June 30, 2006, 1.40%, .90% and 2.21%, respectively, for the year ended December 31, 2005 and 1.27%, .77% and (2.52)%, respectively, for the period ended December 31, 2004.
(e)	Figure is actual and not rounded to the nearest thousand.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 14, 2004.
(h)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Class Y
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004	April 2, 2003(a) through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.63		$9.69	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(b)	.15		.21	.09	.09	(c)
Net realized and unrealized gain (loss) on investment transactions	.03		(.03)	(.01)	(.02)

Total from investment operations	.18		.18	.08	.07

Less Distributions:
Dividends from net investment income	(.15)		(.24)	(.28)	(.18)

Net asset value, end of period	$9.66		$9.63	$9.69	$9.89

Total Investment Return(d):	1.72%		1.91%	.84%	.73%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$49,942		$75,162	$150,816	$289,021
Average net assets (000)	$61,528		$112,139	$220,088	$280,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.37	%(h)	1.23%	1.03%	1.03	%(g)
Expenses, excluding distribution and service (12b-1) fees	.87	%(h)	.73%	.53%	.53	%(g)
Net investment income	2.91	%(h)	2.20%	1.45%	1.28	%(g)

(a)	Commencement of offering of Class Y shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.47%, .97% and 2.81%, respectively, for six months ended June 30, 2006, 1.40%, .90% and 2.03%, respectively, for the year ended December 31, 2005 and 1.27%, .77% and 1.21%, respectively for the period ended December 31, 2004 and 1.33%, .83% and .98%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class Y shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(h)	Annualized.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006		Year Ended December 31, 2005	Year Ended December 31, 2004	April 2, 2003(a) through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64		$9.69	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(b)	.16		.27	.14	.13	(c)
Net realized and unrealized loss on investment transactions	.02		(.03)	(.01)	(.02)

Total from investment operations	.18		.24	.13	.11

Less Distributions:
Dividends from net investment income	(.16)		(.29)	(.33)	(.22)

Net asset value, end of period	$9.66		$9.64	$9.69	$9.89

Total Return(d):	1.77%		2.54%	1.35%	1.06%
Ratios/Supplemental Data(e):
Net assets, end of year (000)	$25,717		$23,530	$40,147	$48,193
Average net assets (000)	$22,759		$31,912	$44,429	$45,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.87	%(g)	.73%	.53%	.53	%(f)
Expenses, excluding distribution and service (12b-1) fees	.87	%(g)	.73%	.53%	.53	%(f)
Net investment income	3.66	%(g)	2.71%	1.56%	1.81	%(f)

(a)	Commencement of offering of Class Z shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .97%, .97% and 3.56%, respectively, for six months ended June 30, 2006, .90%, .90% and 2.54%, respectively, for the year ended December 31, 2005 and .77%, .77% and 1.32%, respectively for the period ended December 31, 2004 and .83%, .83% and 1.51%, respectively, for the period ended December 31, 2003.
(f)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(g)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Ultra Short Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Ultra Short Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the third quartile

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over the one-year period ending December 31, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed compared to its benchmark index during the same one-year period, and noted that the Fund ranked just below the median performance of the mutual funds included in the Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee (which reflects the impact of any fee waivers, subsidies or expense caps) of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing expense reimbursement, and also accepted PI’s recommendation to continue the existing contractual reduction of the management fee by 0.10% at each fee breakpoint. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors,

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

MF193E2       IFS-A122793       Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.